UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Accounts payable due to related parties	$ 36,400	$ 30,350	$ 36,200
Preferred stock, par value (in dollars per shares)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	15,000,000	15,000,000	15,000,000
Preferred stock, issued
Preferred stock, outstanding
Preferred stock, liquidation preference	$ 1,968,750	$ 1,968,750
Common stock, par value (in dollars per shares)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	250,000,000	250,000,000	500,000,000
Common stock, issued	8,936,695	7,407,254	4,299,311
Common stock, outstanding	8,936,695	7,407,254	4,299,311
Series A Preferred Stock
Preferred stock, authorized	1,500,000	1,500,000
Preferred stock, issued	550,000	550,000
Preferred stock, outstanding	550,000	550,000
Series A-1 Preferred Stock
Preferred stock, authorized	500,000	500,000
Preferred stock, issued	500,000	500,000
Preferred stock, outstanding	500,000	500,000